RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 65,227	$ 65,926	$ 45,475
Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	6,785,114	19,557,123	5,366,787
China Techenergy [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	3,135,991	17,059,714	3,657,215
Shenhua Information [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	2,726,358	1,936,273	1,411,274
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	920,961	557,243	296,523
Electric Motor [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 1,804	$ 3,893	$ 1,775